UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                     DATE OF FISCAL YEAR END: APRIL 30, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND


                    CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO


SEMI-ANNUAL REPORT                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------















                                                INVESTMENT ADVISER:
                                                CHICAGO ASSET MANAGEMENT COMPANY

THE ADVISORS' INNER CIRCLE FUND               CHICAGO ASSET MANAGEMENT
                                              VALUE PORTFOLIO
                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter......................................................     1
Statement of Net Assets...................................................     3
Statement of Operations...................................................     7
Statement of Changes in Net Assets........................................     8
Financial Highlights......................................................     9
Notes to Financial Statements.............................................    10
Disclosure of Portfolio Expenses..........................................    15
Shareholder Voting Results................................................    17
--------------------------------------------------------------------------------



The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available by calling 1-866-39-CAMCO; and on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND               CHICAGO ASSET MANAGEMENT
                                              VALUE PORTFOLIO

--------------------------------------------------------------------------------


October 31, 2005

Dear Shareholders:

October 31, 2005 is the closing date for the semi-annual report for the Chicago Asset Management Value Portfolio for equity investors. Here, we will review the last six months investment environment, our approach, and the investment returns which the Portfolio achieved in comparison to the general market. We hope this information is helpful to you.

CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO

The environment for investing in equities during the six months ended October 31, 2005, was a mixed and transitional period. Specifically, there were several shocks to the economy in terms of escalating commodity prices, particularly energy and gasoline, in combination with natural disasters in terms of hurricanes in the Gulf region of the United States. This, against a backdrop of concerns over the continually rising interest rates and the impact it could have on economic activity.

What resulted in this environment was a portfolio that was feeling some pressure in the early part of this six-month period and then showing some recovery as the months progressed. In particular, the Portfolio achieved a return for the six months ended October 31, 2005, of 4.93% in comparison to a 5.27% return for the Standard & Poor's 500 Index.

In total, the return shows little difference from the market, although the portfolio is meaningfully different from the broad market index. In effect, the securities which had difficulty in the early months, started to perform better and achieve their intended result as the months progressed. Indeed, in the latter part of the period, energy prices seemed to peak and begin to fall as warm temperatures delayed the onset of the heating season and thereby lowered energy demand, and high energy prices curtailed some discretionary automobile use and thereby lowered demand, reducing pressure on gasoline prices.

Throughout this semi-annual period, we maintained our identical discipline, adding to holdings which had declined for what we viewed to be temporary reasons, and selling portions of holdings which had appreciated meaningfully and were beginning to reach our price target. We believe this disciplined approach to equity investing should benefit the Shareholder over time.

THE ADVISORS' INNER CIRCLE FUND               CHICAGO ASSET MANAGEMENT
                                              VALUE PORTFOLIO

--------------------------------------------------------------------------------
In summary, we hope the return achieved in the past six months has helped you move in the direction of attaining your long-term investment goals. We hope you will continue to find investing in equities to offer long-term rewards and will achieve all of the goals which you originally established when you put your investment plan in place.

CHICAGO ASSET MANAGEMENT COMPANY








THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THIS IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.








                         DEFINITION OF COMPARATIVE INDEX
S&P 500 COMPOSITE INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND               CHICAGO ASSET MANAGEMENT
                                              VALUE PORTFOLIO
                                              OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------
[BAR CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:
18.9%  Computers & Services
14.4%  Banks
10.6%  Industrial
 7.7%  Pharmaceuticals
 6.9%  Financial Services
 6.7%  Medical Products & Services
 6.5%  Retail
 6.4%  Food, Beverage & Tobacco
 4.0%  Petroleum Refining
 3.5%  Entertainment
 3.4%  Measuring Devices
 3.1%  Restaurants
 2.4%  Toys & Games
 2.0%  Automotive
 1.9%  Specialty Machinery
 1.3%  Telephones & Telecommunications
 0.3%  Money Market
+ PERCENTGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK - 97.5%
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                         ----------  ----------
AUTOMOTIVE -- 1.9%
   General Motors .....................................    31,050   $   850,770
                                                                    -----------
BANKS -- 14.1%
   Bank of America ....................................    34,591     1,513,010
   JPMorgan Chase .....................................    41,688     1,526,615
   Washington Mutual ..................................    39,675     1,571,130
   Wells Fargo ........................................    26,950     1,622,390
                                                                    -----------
                                                                      6,233,145
                                                                    -----------
COMPUTERS & SERVICES -- 18.6%
   Cisco Systems* .....................................    78,275     1,365,899
   Computer Sciences* .................................    24,575     1,259,469
   Hewlett-Packard ....................................    69,425     1,946,677
   International Business Machines ....................    18,625     1,525,015
   Microsoft ..........................................    62,450     1,604,965
   Solectron* .........................................   148,050       522,616
                                                                    -----------
                                                                      8,224,641
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO
                                                    OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                         ----------  ----------
ENTERTAINMENT -- 3.5%
   Walt Disney ........................................    62,935   $ 1,533,726
                                                                    -----------
FINANCIAL SERVICES -- 6.8%
   Bear Stearns .......................................    14,150     1,497,070
   Janus Capital Group ................................    85,375     1,498,331
                                                                    -----------
                                                                      2,995,401
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 6.2%
   Coca-Cola ..........................................    31,225     1,335,805
   HJ Heinz ...........................................    40,200     1,427,100
                                                                    -----------
                                                                      2,762,905
                                                                    -----------
INDUSTRIAL -- 10.4%
   3M .................................................    20,997     1,595,352
   Dover ..............................................    36,700     1,430,566
   Emerson Electric ...................................    22,825     1,587,479
                                                                    -----------
                                                                      4,613,397
                                                                    -----------
MEASURING DEVICES -- 3.4%
   Agilent Technologies* ..............................    46,425     1,486,064
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 6.5%
   Amgen* .............................................    21,075     1,596,642
   Johnson & Johnson ..................................    20,800     1,302,496
                                                                    -----------
                                                                      2,899,138
                                                                    -----------
PETROLEUM REFINING -- 3.9%
   Exxon Mobil ........................................    30,625     1,719,288
                                                                    -----------
PHARMACEUTICALS -- 7.5%
   Pfizer .............................................    64,925     1,411,469
   Schering-Plough ....................................    94,846     1,929,168
                                                                    -----------
                                                                      3,340,637
                                                                    -----------
RESTAURANTS -- 3.0%
   McDonald's .........................................    42,275     1,335,890
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO
                                                    OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                         ----------  ----------
RETAIL -- 6.3%
   Costco Wholesale ...................................    34,210   $ 1,654,396
   Gap ................................................    66,200     1,143,936
                                                                    -----------
                                                                      2,798,332
                                                                    -----------
SPECIALTY MACHINERY -- 1.9%
   General Electric ...................................    24,800       840,968
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.2%
   Nortel Networks* ...................................   167,125       543,156
                                                                    -----------
TOYS & GAMES -- 2.3%
   Mattel .............................................    70,325     1,037,294
                                                                    -----------
   TOTAL COMMON STOCK
      (COST $40,703,834) ..............................              43,214,752
                                                                    -----------

-------------------------------------------------------------------------------
 MONEY MARKET FUND -- 0.3%
-------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund
      Fiduciary Class, 3.49% (1)
      (Cost $142,838) .................................   142,838       142,838
                                                                    -----------
   TOTAL INVESTMENTS -- 97.8%
      (Cost $40,846,672) ..............................             $43,357,590
                                                                    -----------

-------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES --  2.2%
-------------------------------------------------------------------------------
   Investment Advisory Fees Payable ...................                 (24,740)
   Administration Fees Payable ........................                 (10,617)
   Trustees' Fees Payable .............................                    (772)
   Other Assets and Liabilities, Net ..................                 989,459
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES .................                 953,330
                                                                    -----------
   NET ASSETS -- 100.0% ...............................             $44,310,920
                                                                    ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CHICAGO ASSET MANAGEMENT
                                                    VALUE PORTFOLIO
                                                    OCTOBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
                                                                       VALUE
                                                                     ----------
   Paid in Capital .....................................            $48,211,803
   Undistributed net investment income .................                  8,784
   Accumulated net realized loss on investments ........             (6,420,585)
   Net unrealized appreciation on investments ..........              2,510,918
                                                                    -----------
   NET ASSETS ..........................................            $44,310,920
                                                                    ===========
INSTITUTIONAL CLASS SHARES:
   Shares Issued and Outstanding
      (Unlimited authorization, no par value) ..........              3,326,333
                                                                    ===========
   NET ASSET VALUE, Offering and Redemption Price Per Share              $13.32
                                                                         ======
   * NON-INCOME PRODUCING SECURITY
 (1) RATE SHOWN IS THE 7-DAY YIELD AS OF OCTOBER 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED
                                                                   OCTOBER 31, 2005
                                                                      (UNAUDITED)
                                                                   ----------------
INVESTMENT INCOME
Dividends ........................................................    $ 440,552
                                                                     ----------
   TOTAL INCOME ..................................................      440,552
                                                                     ----------
EXPENSES
Investment Advisory Fees..........................................      158,531
Administration Fees...............................................       63,014
Shareholder Servicing Fees........................................       36,221
Trustees' Fees....................................................        3,943
Transfer Agent Fees...............................................       28,362
Legal Fees........................................................       13,485
Filing and Registration Fees......................................       10,817
Audit Fees........................................................        6,030
Printing Fees.....................................................        4,852
Custodian Fees....................................................        2,671
Other Expenses....................................................        7,748
                                                                     ----------
   TOTAL EXPENSES ................................................      335,674
                                                                     ----------
Less:
Fees Paid Indirectly -- Note 4....................................       (5,780)
                                                                     ----------
   NET EXPENSES ..................................................      329,894
                                                                     ----------
NET INVESTMENT INCOME ............................................      110,658
                                                                     ----------
NET REALIZED LOSS ON INVESTMENTS .................................      (61,007)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS .............    2,343,958
                                                                     ----------
NET GAIN ON INVESTMENTS ..........................................    2,282,951
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................   $2,393,609
                                                                     ==========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED       YEAR ENDED
                                                                 OCTOBER 31, 2005   APRIL 30,
                                                                    (UNAUDITED)       2005
                                                                 ----------------  ----------
OPERATIONS:
   Net Investment Income........................................  $   110,658    $   480,665
   Net Realized Gain (Loss) on Investments......................      (61,007)     2,048,185
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments.............................................    2,343,958     (2,314,391)
                                                                  -----------    -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS .................................    2,393,609        214,459
                                                                  -----------    -----------
DIVIDENDS:
   Net Investment Income........................................     (101,874)      (540,554)
                                                                  -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Issued.......................................................      818,019      1,698,386
   Reinvestment of Dividends....................................      101,874        540,554
   Redeemed.....................................................   (8,988,287)    (9,214,043)
                                                                  -----------    -----------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ................................   (8,068,394)    (6,975,103)
                                                                  -----------    -----------
   TOTAL DECREASE IN NET ASSETS ................................   (5,776,659)    (7,301,198)
                                                                  -----------    -----------
NET ASSETS:
   Beginning of Year............................................   50,087,579     57,388,777
                                                                  -----------    -----------
   End of Year (including undistributed net investment income
     of $8,784 and $0, respectively)............................  $44,310,920    $50,087,579
                                                                  ===========    ===========
SHARE TRANSACTIONS:
   Issued.......................................................       61,245        128,662
   Reinvestment of Dividends....................................        7,621         39,491
   Redeemed.....................................................     (678,870)      (696,830)
                                                                  -----------    -----------
     NET DECREASE IN SHARES OUTSTANDING
       FROM SHARE TRANSACTIONS .................................     (610,004)      (528,677)
                                                                  ===========    ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SELECTED PER SHARE DATA & RATIOS
                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                            SIX MONTHS
                               ENDED
                            OCTOBER 31,            YEARS ENDED APRIL 30,
                               2005      -------------------------------------------
                            (UNAUDITED)    2005      2004   2003(1)  2002     2001
                            -----------  -------   ------- -------  -------  -------
Net Asset Value,
   Beginning of Year ......    $ 12.72   $ 12.85   $ 10.38 $ 12.29  $ 12.70  $ 14.34
                               -------   -------   ------- -------  -------  -------
Income (Loss) From Operations
   Net Investment Income ..       0.03*     0.11*     0.07    0.07     0.02     0.20
   Net Realized and
   Unrealized Gain (Loss) .       0.60     (0.11)     2.47   (1.91)   (0.40)   (0.49)
                               -------   -------   ------- -------  -------  -------
   Total from Operations ..       0.63        --      2.54   (1.84)   (0.38)   (0.29)
                               -------   -------   ------- -------  -------  -------
Dividends and Distributions
   Net Investment Income ..      (0.03)    (0.13)    (0.07)  (0.07)   (0.02)   (0.20)
   Net Realized Gain ......         --        --        --      --       --    (1.13)
   Return of Capital ......         --        --        --      --    (0.01)   (0.02)
                               -------   -------   ------- -------  -------  -------
   Total Dividends and
     Distributions ........      (0.03)    (0.13)    (0.07)  (0.07)   (0.03)   (1.35)
                               -------   -------   ------- -------  -------  -------
Net Asset Value, End of
   Year ...................    $ 13.32   $ 12.72   $ 12.85 $ 10.38  $ 12.29  $ 12.70
                               =======   =======   ======= =======  =======  =======
TOTAL RETURN++ ............       4.93%    (0.09)%   24.54% (14.93)%+ (2.94)%+ (2.05)%
                               =======   =======   ======= =======  =======  =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) ............    $44,311   $50,088   $57,389 $47,098  $57,087  $54,956
Ratio of Expenses to Average
   Net Assets (without fees paid
   indirectly and/or waivers)     1.32%     1.36%     1.22%   1.46%    1.35%    1.25%
Ratio of Expenses to Average
   Net Assets .............       1.30%**   1.34%**   1.16%   1.25%    1.25%    1.25%
Ratio of Net Investment
   Income to Average
   Net Assets .............       0.44%     0.85%     0.52%   0.71%    0.19%    1.44%
Portfolio Turnover Rate ...          3%       15%       26%     30%      43%      95%

*   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
** THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD NOT SIGNIFICANTLY DIFFER.
+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISOR DURING THE YEARS INDICATED.
++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO ACQUIRED THE ASSETS OF THE UAM CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO, A SERIES OF UAM FUNDS TRUST. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 portfolios. The financial statements herein are those of the Chicago Asset Management Value Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Chicago Asset Management Value/Contrarian Portfolio (the "UAM Portfolio"), a series of the UAM Funds Trust, (the "UAMFunds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Chicago Asset Management Value Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
     price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

     EXPENSES -- Expenses of the Trust that can be directly attributed to a particular portfolio are borne by that portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:
Certain officers of the Trust are also officers of SEIInvestments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENCY AGREEMENTS:
The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six month period ended October 31, 2005, the Administrator was paid 0.13% of the Portfolio's average daily net assets.

The Portfolio directs certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $5,780, which was used to pay administration expenses. The effect on the Portfolio's expense ratio, as a percentage of the Portfolio's average net assets for the six months ended October 31, 2005, was 0.02%.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of thePortfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Chicago Asset Management Company (the "Adviser").

DST Systems, Inc. (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a Transfer Agency Agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
Under the terms of an Investment Advisory Agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of the Portfolio's average daily net assets. The Adviser had voluntarily agreed to waive

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of interest, taxes, brokerage commission and extraordinary expenses, from exceeding 1.25% of the Portfolio's average daily net assets. Effective November 4, 2004, the Adviser discontinued the voluntary waiver. During the six months ended October 31, 2005, the Adviser did not waive any of its advisory fees.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased and sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:
For the six months ended October 31, 2005, the Portfolio made purchases of $1,662,774 and sales of $10,760,877 of investment securities other than long-term U.S. Government and agency securities. There were no purchases and sales of long-term U.S.
Government securities.

7. FEDERAL TAX INFORMATION:
It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Permanent book and tax differences may result in reclassification to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Accordingly, the following reclassifications have been made to/from the following accounts as of April 30, 2005:

                         UNDISTRIBUTED
                     NET INVESTMENT INCOME     PAID IN CAPITAL
                    ----------------------    -----------------
                            $59,889               $(59,889)

The tax character of dividends and distributions declared during the years ended April 30, 2005 and 2004, was as follows:

                                                  2005                  2004
                                                --------               --------
Ordinary Income                                 $480,665               $289,922
Long-Term Capital Gains                               --                     --
Distributions in Excess                           59,889                 39,919
                                                --------               --------
Total                                           $540,554               $329,841
                                                ========               ========

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------
As of April 30, 2005, the components of Accumulated Losses were as follows:

Capital Loss Carryforwards                                          $(5,888,065)
Unrealized Depreciation                                                (304,553)
                                                                    -----------
Total Accumulated Losses                                            $(6,192,618)
                                                                    ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of April 30, 2005 the Portfolio had capital loss carryforwards of $4,961,915 and $926,150 due to expire on April 30, 2010 and April 30, 2012, respectively. During the year ended April 30, 2005, the Portfolio utilized $1,242,018 in capital loss carryforwards.

Post-October losses represent losses realized on transactions from November 1, 2004 through April 30, 2005 that, in accordance with Federal income tax regulations, a Portfolio may elect to defer and treat as having arisen in the following year.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Portfolio at October 31, 2005, were as follows:

         FEDERAL          APPRECIATED        DEPRECIATED        NET UNREALIZED
        TAX COST          SECURITIES         SECURITIES          APPRECIATION
       -----------        -----------       ------------        --------------
       $40,999,561        $7,186,528        $(4,828,499)          $2,358,029

8. OTHER:
At October 31, 2005, 99% of total shares outstanding were held by one shareholder. This shareholder is comprised of an omnibus account, which is held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. SUBSEQUENT EVENT:
Effective November 3, 2005, the Board of Trustees of The Advisors' Inner Circle Fund approved by written consent the closing and liquidation of the Chicago Asset Management Value Portfolio (the "Fund"). The Fund ceased operations and made a liquidation distribution to shareholders on November 30, 2005.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                    EXPENSES
                             ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                             5/01/05         10/31/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class Shares $1,000.00        $1,049.30          1.30%      $6.71

HYPOTHETICAL 5% RETURN
Institutional Class Shares  1,000.00         1,018.65          1.30        6.61
--------------------------------------------------------------------------------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                         CHICAGO ASSET MANAGEMENT
                                                        VALUE PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS  (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                      NUMBER OF        % OF SHARES     % OF SHARES
                                        SHARES         OUTSTANDING       PRESENT
                                   -----------------   -----------     ------------
ROBERT A. NESHER
Affirmative....................    1,968,778,879.060          83.336%       99.953%
Withheld ......................          928,748.332           0.039%        0.047%
Total                              1,969,707,627.392          83.375%          100%

WILLIAM M. DORAN
Affirmative....................    1,968,769,215.571          83.335%       99.952%
Withheld ......................          938,411.821           0.040%        0.048%
Total                              1,969,707,627.392          83.375%          100%

JOHN T. COONEY
Affirmative....................    1,968,445,827.062          83.322%       99.936%
Withheld ......................        1,261,800.330           0.053%        0.064%
Total                              1,969,707,627.392          83.375%          100%

ROBERT A. PATTERSON
Affirmative....................    1,968,404,985.954          83.320%       99.934%
Withheld ......................        1,302,641.438           0.055%        0.066%
Total                              1,969,707,627.392          83.375%          100%

EUGENE B. PETERS
Affirmative....................    1,968,506,856.025          83.324%       99.939%
Withheld ......................        1,200,771.367           0.051%        0.061%
Total                              1,969,707,627.392          83.375%          100%

JAMES M. STOREY
Affirmative....................    1,968,556,832.006          83.326%       99.942%
Withheld......................         1,150,795.386           0.049%        0.058%
Total                              1,969,707,627.392          83.375%          100%

GEORGE J. SULLIVAN
Affirmative....................    1,968,795,230.525          83.337%       99.954%
Withheld ......................          912,396.867           0.038%        0.046%
Total                              1,969,707,627.392          83.375%          100%

BETTY L. KRIKORIAN
Affirmative....................    1,968,754,119.096          83.335%       99.952%
Withheld ......................          953,508.296           0.040%        0.048%
Total                              1,969,707,627.392          83.375%          100%

CHARLES E. CARLBOM
Affirmative....................    1,968,689,813.190          83.332%       99.948%
Withheld ......................        1,017,814.202           0.043%        0.052%
Total                              1,969,707,627.392          83.375%          100%

MITCHELL A. JOHNSON
Affirmative....................    1,968,801,283.525          83.337%       99.954%
Withheld.......................          906,343.867           0.038%        0.046%
Total                              1,969,707,627.392          83.375%          100%

                    CHICAGO ASSET MANAGEMENT VALUE PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-39-CAMCO


                               INVESTMENT ADVISER
                        Chicago Asset Management Company
                             70 West Madison Street
                                Chicago, IL 60602


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456


                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456


                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                             The Advisors' Inner Circle Fund


By (Signature and Title)*                /s/ James F. Volk
                                         ------------------------
                                         James F. Volk, President

Date:  December 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ James F. Volk
                                         ------------------------
                                         James F. Volk, President

Date:  December 27, 2005


By (Signature and Title)*                Michael Lawson
                                         ---------------------------------------
                                         Michael Lawson, Chief Financial Officer

Date:  December 27, 2005


* Print the name and title of each signing officer under his or her signature.